Deferred Income Tax (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Changes of Net Deferred Tax Assets and Liabilities
The changes of net deferred tax assets and liabilities for the fiscal years ended March 31, 2026 and 2025 were as follows:

	For the fiscal year ended March 31,
	2026	2025
	(In millions)
At beginning of period	¥(202,591)	¥(622,259)
Deferred tax benefit	152,515	310,959
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	(30,563)	8,168
Financial instruments at fair value through other comprehensive income reserve	(121,432)	103,410
Own credit on financial liabilities designated at fair value through profit or loss reserve	(200)	(3,013)
Exchange differences on translating foreign operations reserve	—	(20)
Acquisition and disposal of subsidiaries and businesses	524	(314)
Exchange differences and others	(1,650)	478

At end of period	¥(203,397)	¥(202,591)

Deferred Tax Assets and Liabilities
The deferred tax assets and liabilities at March 31, 2026 and 2025 were attributable to the following items:

	At March 31,
	2026	2025
	(In millions)
Deferred tax assets:
Loans and advances	¥618,620	¥541,431
Derivative financial instruments	161,079	48,391
Lease liabilities	96,254	103,033
Provision for interest repayment	55,923	58,601
Retirement benefits	8,547	8,743
Investment securities	6,697	2,888
Tax losses carried forward	4,612	4,368
Other deductible temporary differences	281,664	235,494

Total deferred tax assets	1,233,396	1,002,949

Deferred tax liabilities:
Investment securities	1,006,725	845,837
Right of use assets	95,719	102,853
Retirement benefits	85,974	75,700
Goodwill and intangible assets	9,264	11,904
Lease transactions	3,864	5,560
Property, plant and equipment	2,377	2,998
Other taxable temporary differences	232,870	160,688

Total deferred tax liabilities	1,436,793	1,205,540

Net deferred tax liabilities (1)	¥(203,397)	¥(202,591)

(1)
Deferred tax assets and deferred tax liabilities are offset in the consolidated statements of financial position if the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

Amounts of Deductible Temporary Differences and Tax Losses Carried Forward by Expiration Date
The following table shows the amounts of deductible temporary differences and tax losses carried forward by expiration date at March 31, 2026 and 2025 for which no deferred tax assets were recognized.

	At March 31,
	2026	2025
	(In millions)
Deductible temporary differences	¥27,650	¥313,645
Tax losses carried forward which will expire in 1 year	34,664	14,653
2 years	1,073	34,369
3 years	113,237	2,540
4 years	29,676	114,096
5 years	24,742	46,323
6 years	28,238	40,580
7 years	34,365	40,090
8 years	43,150	34,383
9 years	57,614	43,006
10 years and thereafter	85,693	71,371

Total deductible temporary differences and tax losses carried forward (1)	¥480,102	¥755,056

(1)
Under the group aggregation system, the Company and its wholly-owned domestic subsidiaries recognized deferred tax assets relating to deductible temporary differences and tax losses carried forward on a consolidated basis for Japanese national corporation tax purposes and on a stand-alone basis for Japanese local corporation tax purposes. There are deductible temporary differences and tax losses carried forward on which deferred tax assets are recognized for Japanese national corporation tax purposes, but on which no deferred tax assets are recognized for Japanese local corporation tax purposes. These deductible temporary differences and tax losses carried forward amounted to ¥12,581 million and ¥304,322 million at March 31, 2026 and 2025, respectively.

Deferred Tax Expense
Deferred tax benefit and expense for the fiscal years ended March 31, 2026 and 2025 were attributable to the following temporary differences and tax losses carried forward:

	For the fiscal year ended March 31,
	2026	2025
	(In millions)
Derivative financial instruments	¥115,321	¥142,796
Loans and advances	62,423	64,071
Investment securities	(31,809)	46,020
Retirement benefits	20,125	6,560
Right of use assets	8,662	5,253
Lease liabilities	(8,420)	(4,899)
Provision for interest repayment	(2,678)	24,415
Goodwill and intangible assets	2,639	6,690
Lease transactions	1,981	804
Property, plant and equipment	645	1,027
Tax losses carried forward	(261)	(10,807)
Other temporary differences—net	(16,113)	29,029

Total deferred tax benefit	¥152,515	¥310,959